Share Capital (Details Textual) - AUD ($)	1 Months Ended	12 Months Ended
	May 30, 2019	Jun. 30, 2020
Share capital (Textual)
Payment for services		$ 70,000
New fully paid ordinary per shares		$ 0.16
Issuance of ordinary shares, description	On 30 May 2019, 500,000 American Depository Shares (ADS) were issued at US$4.00 each. Each ADS is equivalent to 40 ordinary shares, i.e. 20,000,000 at US$0.10 each (A$0.1447).